CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - shares	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Number of shares issued	130,781,052	127,488,410
Number of shares outstanding	130,781,052	127,488,410